SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 01, 2015	Jan. 01, 2015	Aug. 01, 2011	May. 31, 2009	Jun. 30, 2009	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue						1.00%
Term of insurance policy over which the insurance premium will be amortized						1 year
Unamortized carrying amount of insurance premium						$ 1,921	$ 1,196	$ 1,083
Term of warranty obligation over which the assets is expected to be realized						25 years
Insurance receivable						$ 56,605	43,402
Downward adjustment of warranty cost						9,070
Downward adjustment of other non-current assets						5,024
Warranty costs (net effect of adjustment) included in cost of revenues						15,876	18,570	(16,465)
Foreign currency risk
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent						$ 722,734	$ 574,531	$ 497,510
Maximum
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction						5 years
Standard solar modules
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction				2 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years				10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years				20.00%
Extended warranty of solar modules and products for defects in materials and workmanship			10 years		6 years
Period for which the entity guarantees for maintaining the performance levels			25 years
Standard solar modules | Maximum
Warranty cost
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity				10 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity				25 years
Polycrystalline modules
Warranty cost
Period for which the entity guarantees for maintaining the performance levels	25 years
Polycrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output						97.50%
Monocrystalline modules
Warranty cost
Period for which the entity guarantees for maintaining the performance levels	25 years
Monocrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output						97.00%
Dymond Modules
Warranty cost
Term of warranty obligation over which the assets is expected to be realized		30 years
Dymond Modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output						97.50%
First year of guaranteed performance period | Standard solar modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output						97.00%
Year 2 to year 24 of guaranteed performance period | Standard solar modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module						0.70%
Year 2 to year 24 of guaranteed performance period | Polycrystalline modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module						0.70%
Year 2 to year 24 of guaranteed performance period | Monocrystalline modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module						0.70%
Year 25 of guaranteed performance period | Standard solar modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output						80.00%
Year 25 of guaranteed performance period | Polycrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output						80.70%
Year 25 of guaranteed performance period | Monocrystalline modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output						80.20%
Year 2 to year 29 of guaranteed performance period | Dymond Modules | Maximum
Warranty cost
Percentage of decline in actual annual power output of module						0.50%
Year 30 of guaranteed performance period | Dymond Modules | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output						83.00%